Financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Jul. 07, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 08, 2017 USD ($)	May 07, 2017 USD ($)	Dec. 31, 2015 USD ($)	May 20, 2015 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash and cash equivalents		$ 144,671,000		$ 147,468,000					$ 85,143,000
Cash flows from (used in) operating activities	$ 155,000,000	411,811,000
Borrowings outstanding		486,780,000		702,181,000
Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity				500,000,000	$ 500,000,000		$ 425,000,000	$ 350,000,000		$ 350,000,000
Borrowings outstanding		196,953,000		344,149,000
Undrawn borrowing facilities				150,000,000
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity | €			€ 71,400,000.0
Borrowings outstanding		0		50,569,000
Undrawn borrowing facilities			€ 22,000,000	26,400,000
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity						$ 17,800,000
Borrowings outstanding		0		7,719,000
Undrawn borrowing facilities				9,100,000
Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk exposure associated with instruments sharing characteristic				$ 92,400,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on cash and cash equivalents	$ 5,500,000
Fuel derivative contracts | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on financial liabilities	$ 4,500,000
Gold forward contracts (Note 14) | Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on financial liabilities	$ 4,900,000
Gold forward contracts (Note 14) | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on financial liabilities	$ 5,900,000
Nicaraguan Cordoba Versus United States Dollar
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Change in foreign currency value			(5.00%)	(5.00%)
Principal | Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding		$ 200,000,000		$ 350,000,000
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding				52,504,000
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding				$ 8,307,000